Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities	12 Months Ended
Oct. 31, 2019
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Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
Note 24: Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
In the normal course of business, we enter into a variety of contracts under which we may be required to make payments to reimburse a counterparty for a loss if a third party does not perform according to the terms of a contract or does not make payments when due under the terms of a debt instrument, and contracts under which we provide indirect guarantees of the indebtedness of another party, all of which are considered guarantees.
Guarantees that qualify as derivatives are accounted for in accordance with the policy for derivative instruments (see Note 8). For guarantees that do not qualify as derivatives, the liability is initially recorded at fair value, which is generally the fee received. Subsequently, guarantees are recorded at the higher of the initial fair value, less amortization to recognize any fee income earned over the period, and our best estimate of the amount required to settle the obligation. Any change in the liability is reported in our Consolidated Statement of Income.
We enter into a variety of commitments, including
off-balance
sheet credit instruments, such as backstop liquidity facilities, securities lending, letters of credit, credit default swaps and commitments to extend credit, as a method of meeting the financial needs of our customers. These commitments include contracts where we may be required to make payments to a counterparty, based on changes in the value of an asset, liability or equity security that the counterparty holds, due to changes in an underlying interest rate, foreign exchange rate or other variable. The contractual amount of our commitments represents our maximum undiscounted potential exposure, before possible recoveries under recourse and collateral provisions. Collateral requirements for these instruments are consistent with our collateral requirements for loans.
A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.
We strive to limit credit risk by dealing only with counterparties that we believe are creditworthy, and we manage our credit risk for these instruments using the same credit risk process that is applied to loans and other credit assets.
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2019	2018
Financial Guarantees
Standby letters of credit	21,395	18,458
Credit default swaps (1)	2,068	443
Other Credit Instruments
Backstop liquidity facilities	5,550	5,627
Securities lending	4,102	4,939
Documentary and commercial letters of credit	1,272	1,263
Commitments to extend credit (2)	158,533	137,995
Other commitments	5,181	8,935
Total	198,101	177,660

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $43 million as at October 31, 2019 ($8 million in 2018).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
Financial Guarantees
Standby letters of credit represent our obligation to make payments to third parties on behalf of customers if they are unable to make the required payments or meet other contractual requirements. The majority have a term of one year or less. Collateral requirements for standby letters of credit and guarantees are consistent with our collateral requirements for loans. Standby letters of credit and guarantees include our guarantee of a subsidiary’s debt directly provided to a third party.
Written credit default swaps require us to compensate a counterparty following the occurrence of a credit event in relation to a specified reference obligation, such as a bond or a loan. The terms of these contracts range from less than one year to 10 years. Refer to Note 8 for details.

Other Credit Instruments
Backstop liquidity facilities are provided to asset-backed commercial paper (“ABCP”) programs administered by either us or third parties as an alternative source of financing when ABCP markets cannot be accessed. The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of insolvency of the borrower and generally do not require us to advance money against non-performing or defaulted assets. The average term of these liquidity facilities is approximately 2 years.
We lend eligible customers’ securities to third-party borrowers who have been evaluated for credit risk using the same credit risk process that is applied to loans and other credit assets. In connection with these activities, we may provide indemnification to clients against losses resulting from the failure of the borrower to return loaned securities when due. All borrowings are fully collateralized with cash or marketable securities. As securities are loaned, we require borrowers to maintain collateral that is equal to or in excess of 100% of the fair value of the securities borrowed. The collateral is revalued on a daily basis.
Documentary and commercial letters of credit represent our agreement to honour drafts presented by a third party upon completion of specific activities.
Commitments to extend credit represent our commitment to our customers to grant them credit in the form of loans or other financings for specific amounts and maturities, subject to their meeting certain conditions.
Other commitments include commitments to fund external private equity funds and investments in equity and debt securities at market value at the time the commitments are drawn. In addition, we act as underwriter for certain new issuances under which we, alone or together with a syndicate of financial institutions, purchase the new issue for resale to investors.
Indemnification Agreements
In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with sales of assets, securities offerings, service contracts, membership agreements, clearing arrangements, derivative contracts and leasing transactions. Based on historical experience, we expect the risk of loss to be remote.
Exchange and Clearinghouse Guarantees
We are a member of several securities and futures exchanges and central counterparties. Membership in certain of these organizations may require us to pay a pro rata share of the losses incurred by the organization in the event of default of another member. It is difficult to estimate our maximum exposure under these membership agreements, since this would require an assessment of future claims that may be made against us that have not yet occurred. Based on historical experience, we expect the risk of loss to be remote.
Pledged Assets
In the normal course of business, we pledge assets as security for various liabilities that we incur.
The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2019	2018
Bank Assets
Cash and securities (1)
Issued or guaranteed by the Government of Canada	5,633	7,784
Issued or guaranteed by a Canadian province, municipality or school corporation	5,465	7,143
Other	75,076	60,812
Mortgages, securities borrowed or purchased under resale agreements and other	125,035	115,256
	211,209	190,995

(Canadian $ in millions)	2019	2018
Assets pledged in relation to:
Central counterparties, payment systems and depositories	2,098	2,403
Bank of Canada	467	525
Foreign governments and central banks	3	3
Obligations related to securities sold under repurchase agreements	73,696	54,606
Securities borrowing and lending	48,892	50,388
Derivatives transactions	9,614	6,120
Securitization	30,120	28,710
Covered bonds	27,208	26,721
Other	19,111	21,519
Total pledged assets and collateral (1)	211,209	190,995

(1)	Excludes cash pledged with central banks disclosed as restricted cash in Note 2.
Collateral
When entering into trading activities, such as purchases under resale agreements, securities borrowing and lending activities or financing for certain derivative transactions, we require our counterparties to provide us with collateral that will protect us from losses in the event of their default. Collateral transactions (received or pledged) are typically conducted under terms that are usual and customary in standard trading activities. If there is no default, the securities or their equivalents must be returned to, or returned by, the counterparty at the end of the contract.
The fair value of counterparty collateral that we are permitted to sell or repledge (in the absence of default by the owner of the collateral) was $163,929 million as at October 31, 2019 ($123,782 million as at October 31, 2018). The fair value of collateral that we have sold or repledged was $101,665 million as at October 31, 2019 ($82,392 million as at October 31, 2018).

Lease Commitments
We have entered into a number of
non-cancellable
leases for premises and equipment. Our computer and software leases are typically fixed for one term and our premises leases have various renewal options and rights. Our total contractual rental commitments as at October 31, 2019 were $3,800 million. The commitments for each of the next five years and thereafter are $389 million for 2020, $361 million for 2021, $337 million for 2022, $305 million for 2023, $289 million for 2024 and $2,119 million thereafter. Included in these amounts are commitments related to 1,165 leased branch locations as at October 31, 2019.

Provisions and Contingent Liabilities
Provisions are recognized when we have a legal or constructive obligation as a result of past events, such as contractual commitments, legal or other obligations for which we can reliably estimate the obligation, and it is probable we will be required to settle the obligation. We recognize as a provision our best estimate of the amount required to settle the obligations as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligations. Provisions are recorded in other liabilities on the Consolidated Balance Sheet. Contingent liabilities are potential obligations arising from past events, the existence of which will only be confirmed by the occurrence or non-occurrence of one or more future events not wholly within our control, and are not included in the table below.
Restructuring Charges
Provisions for restructuring charges as at October 31, 2019 are $603 million ($176 million as at October 31, 2018), which includes $484 million related to severance and a small amount of real estate-related costs, to continue to improve efficiency, including accelerating delivery against key bank-wide initiatives focused on digitization, organizational redesign and simplification of the way we do our business. This represents our best estimate of the amount that will ultimately be paid out.
Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. While there is inherent difficulty in predicting the outcome of these proceedings, management does not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank.
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2019	2018
Balance at beginning of year	284	170
Additional provisions/increase in provisions	666	375
Provisions utilized	(251)	(250)
Amounts reversed	(32)	(11)
Foreign exchange and other	13	–
Balance at end of year (1)	680	284

(1)	Balance includes severance obligations, restructuring charges and legal provisions.